The tables below show the financial assets and liabilities of the Company segregated by maturities used for the management of liquidity risks, in accordance with the remaining contractual maturities on the reporting date: (Details) - BRL (R$)
R$ in Thousands
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Cash and balances with banks	R$ 108,601,632	R$ 107,602,594
Financial assets at fair value through profit or loss	336,560,965	275,986,689
Financial assets at fair value through other comprehensive income	193,516,537	185,841,975
Loans and advances to customers, net of impairment	573,032,622	473,637,358
Loans and advances to banks, net of impairment	83,426,816	191,424,731
Securities, net of provision for losses	178,819,275	179,623,894
Other financial assets	64,411,451	52,416,117
Total financial assets	1,538,369,298	1,466,533,358
Deposits from banks	279,009,280	267,280,167
Deposits from customers	569,726,250	545,292,743
Debt instruments issued	166,228,542	144,903,825	R$ 170,727,564
Subordinated debt	54,451,077	53,246,232	R$ 49,313,508
Other financial liabilities	86,407,304	75,528,047
Financial liabilities at fair value through profit or loss	14,265,283	18,697,682
Loan Commitments	3,315,190	3,859,316
Financial guarantees	2,066,167	2,318,930
Insurance technical provisions and pension plans	286,386,634	279,465,384
Total financial liabilities	1,461,855,727	1,390,592,326
Current [member]
IfrsStatementLineItems [Line Items]
Total financial assets	688,014,967	717,610,173
Total financial liabilities	996,866,963	944,132,182
Current [member] | Not later than one month [member]
IfrsStatementLineItems [Line Items]
Cash and balances with banks	108,601,632	107,602,594
Financial assets at fair value through profit or loss	10,941,745	16,514,868
Financial assets at fair value through other comprehensive income	33,530,172	17,130,008
Loans and advances to customers, net of impairment	75,618,972	48,686,483
Loans and advances to banks, net of impairment	61,843,254	168,750,356
Securities, net of provision for losses	17,142,223	126,822
Other financial assets	52,932,271	36,952,129
Total financial assets	360,610,269	395,763,260
Deposits from banks	222,594,841	221,467,747
Deposits from customers	222,968,555	202,956,338
Debt instruments issued	3,403,249	2,461,435
Subordinated debt	3,877	8,307,884
Other financial liabilities	56,641,586	49,615,853
Financial liabilities at fair value through profit or loss	8,201,701	5,462,495
Insurance technical provisions and pension plans	238,209,989	234,914,602
Total financial liabilities	752,023,798	725,186,354
Current [member] | Later than one month and not later than three months [member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value through profit or loss	17,112,340	23,110,617
Financial assets at fair value through other comprehensive income	5,102,756	26,482,001
Loans and advances to customers, net of impairment	135,854,014	114,058,384
Loans and advances to banks, net of impairment	11,936,241	14,027,853
Securities, net of provision for losses	10,882,135	20,225,202
Other financial assets	731,740	733,796
Total financial assets	181,619,226	198,637,853
Deposits from banks	26,499,773	18,319,819
Deposits from customers	47,974,278	50,518,912
Debt instruments issued	41,954,379	33,338,441
Subordinated debt	6,316,553	22,838
Other financial liabilities	18,771,722	14,456,376
Financial liabilities at fair value through profit or loss	486,331	1,063,954
Total financial liabilities	142,003,036	117,720,340
Current [member] | Later than three months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value through profit or loss	40,828,824	21,495,431
Financial assets at fair value through other comprehensive income	5,530,078	16,341,164
Loans and advances to customers, net of impairment	81,035,366	65,199,454
Loans and advances to banks, net of impairment	6,812,695	2,915,463
Securities, net of provision for losses	11,025,706	16,938,842
Other financial assets	552,803	318,706
Total financial assets	145,785,472	123,209,060
Deposits from banks	11,878,705	9,944,641
Deposits from customers	61,694,101	54,368,623
Debt instruments issued	17,751,396	34,365,862
Subordinated debt	5,487,408	383,673
Other financial liabilities	5,299,944	1,224,840
Financial liabilities at fair value through profit or loss	728,575	937,849
Total financial liabilities	102,840,129	101,225,488
Current [member] | Later than one year and not later than five years [member]
IfrsStatementLineItems [Line Items]
Debt instruments issued		74,738,087
Non Current [Member]
IfrsStatementLineItems [Line Items]
Total financial assets	850,354,331	748,923,185
Total financial liabilities	464,988,764	446,460,144
Non Current [Member] | Later than one year and not later than five years [member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value through profit or loss	202,449,463	165,166,660
Financial assets at fair value through other comprehensive income	49,467,861	67,419,613
Loans and advances to customers, net of impairment	206,697,247	245,684,709
Loans and advances to banks, net of impairment	2,834,626	5,731,059
Securities, net of provision for losses	87,143,802	79,727,828
Other financial assets	6,935,932	11,575,832
Total financial assets	555,528,931	575,305,701
Deposits from banks	13,943,009	17,547,960
Deposits from customers	236,870,166	237,448,870
Debt instruments issued	96,978,356
Subordinated debt	22,014,994	34,971,870
Other financial liabilities	5,525,234	7,970,731
Financial liabilities at fair value through profit or loss	3,810,148	11,233,384
Loan Commitments	3,315,190	3,859,316
Financial guarantees	2,066,167	2,318,930
Insurance technical provisions and pension plans	48,176,645	44,550,782
Total financial liabilities	432,699,909	434,639,930
Non Current [Member] | Later than five years [member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value through profit or loss	47,867,368	36,104,212
Financial assets at fair value through other comprehensive income	90,062,510	43,319,150
Loans and advances to customers, net of impairment	73,827,023	8,328
Securities, net of provision for losses	52,625,409	62,605,200
Other financial assets	3,258,705	2,835,654
Total financial assets	267,641,015	144,872,544
Deposits from banks	4,092,952
Deposits from customers	219,150
Debt instruments issued	6,141,162
Subordinated debt	9,169,665
Other financial liabilities	168,818	2,260,247
Financial liabilities at fair value through profit or loss	1,038,528
Total financial liabilities	20,830,275	2,260,247
Non Current [Member] | No Stated Maturity [Member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value through profit or loss	17,361,225	13,594,901
Financial assets at fair value through other comprehensive income	9,823,160	15,150,039
Total financial assets	27,184,385	28,744,940
Subordinated debt	11,458,580	9,559,967
Total financial liabilities	R$ 11,458,580	R$ 9,559,967